Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 7,937	$ 5,317	$ 22,596	$ 14,728	$ 21,135	$ 13,713
Costs and expenses:
Selling, general and administrative	40,674	6,972	57,979	21,035	28,606	33,862
Research and Development	57	68	85	164	255	1,099
Depreciation and amortization	3,503	2,691	9,804	6,448	9,803	6,897
Satellite impairment loss	0	0	18,407	0	0	6,606
Operating loss	(48,950)	(12,536)	(88,249)	(32,665)	(41,395)	(46,248)
Other income (expense):
Gain on debt extinguishment	0	0	0	284
Gain/(loss) on debt extinguishment			(75)	284	284	(3,267)
Realized gain on conversion of notes						4,113
Unrealized (loss)/gain on derivative			(11,162)	(418)	(558)	541
Gain/(loss) on derivatives	3,813	(139)	(11,162)	(418)
(Loss)/income on equity method investment	(170)	(297)	793	(878)	(953)	(1,241)
Interest expense	(1,225)	(784)	(3,663)	(4,043)	(5,201)	(13,693)
Other (expense)/income, net	(365)	(155)	(147,735)	126	103	(190)
Loss benefit income taxes	(46,897)	(13,911)	(250,016)	(37,594)	(47,720)	(59,985)
Income tax (provision) benefit	0	0	0	0	0	0
Loss from continuing operations	(46,897)	(13,911)	(250,016)	(37,594)	(47,720)	(59,985)
Discontinued operations:
(Loss)/gain from discontinued operations	0	(511)	(1,022)	28,449	28,185	(6,160)
Income tax (provision)/benefit	0	0	0	0	0
(Loss)/gain from discontinued operations, net of tax	0	(511)	(1,022)	28,449	28,185	(6,160)
Net loss	(46,897)	(14,422)	(251,038)	(9,145)	(19,535)	(66,145)
Other comprehensive income	541	0	0	0	0
Total comprehensive loss	$ (46,356)	$ (14,422)	$ (251,038)	$ (9,145)	$ (19,535)	$ (66,145)
Basic and diluted loss per share of common stock:
Loss from continuing operation	$ (0.67)	$ (0.41)	$ (4.29)	$ (1.16)	$ (1.45)	$ (2.22)
(Loss)/gain from discontinued operations, net of tax	0	(0.01)	(0.02)	0.87	0.85	(0.23)
Net loss per share of common stock	$ (0.67)	$ (0.42)	$ (4.31)	$ (0.29)	$ (0.60)	$ (2.45)
Product [Member]
Revenues:
Revenues	$ 6,529	$ 5,534	$ 17,645	$ 13,260	$ 2,398	$ 388
Costs and expenses:
Costs excluding depreciation and amortization	7,266	3,692	15,816	10,132	10,535	399
Service [Member]
Revenues:
Revenues	1,408	(217)	4,951	1,468	18,737	13,325
Costs and expenses:
Costs excluding depreciation and amortization	$ 5,387	$ 4,430	$ 8,754	$ 9,614	$ 13,331	$ 11,098